Net pension assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Pension Asset

	2019	2018
Pension assets	$29,086	$28,339

Post-employment benefits	(28,195)	(22,568)
Other employee benefits	(642)	(680)

Total employee benefits liability	$(28,837)	$(23,248)

Net pension asset	$249	$5,091

Summary of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees ‘expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31, 2019	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$2,192	$—	$2,192
Interest cost on net benefit obligation	887	(979)	(92)

Net benefit expense	$3,079	$(979)	$2,100

Year ended December 31, 2018	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,105	—	2,105
Interest cost on net benefit obligation	642	(666)	(24)

Net benefit expense	$2,747	$(666)	$2,081

Year ended December 31, 2017	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	1,767	—	1,767
Interest cost on net benefit obligation	568	(778)	(210)

Net benefit expense	$2,335	$(778)	$1,557

Summary of Reconciliation of Net Pension Asset
The following table shows reconciliation from the opening balance to the closing balances for net pension asset and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Defined benefit assets (liability)
At January 1, 2017	$(16,498)	$25,946	$(622)	$8,826
Current service cost	(1,767)	—	—	(1,767)
Interest cost	(568)	778	—	210
Return on plan assets greater (less)
than discount rate	—	(21)	—	(21)
Experience gain ( loss )	(2,033)	—	—	(2,033)
Investment return	—	88	—	88
Assumption changes	(226)	—	—	(226)
Employer contributions	—	(1,677)	—	(1,677)
Benefits paid	1,095	(1,320)	—	(225)
Adjustments	—	—	10	10

At December 31, 2017	$(19,997)	$23,794	$(612)	$3,185
Current service cost	(2,105)	—	—	(2,105)
Interest (cost) income	(642)	666	—	24
Return on plan assets greater (less)
than discount rate	—	483	—	483
Experience gain (loss)	(1,943)	—	—	(1,943)
Investment return	—	67	—	67
Assumption changes	877	—	—	877
Employer contributions	—	4,780	—	4,780
Benefits paid	1,242	(1,451)	—	(209)
Adjustments	—	—	(68)	(68)

As of December 31, 2018	$(22,568)	$28,339	$(680)	$5,091
Current service cost	(2,192)	—	—	(2,192)
Interest (cost) income	(887)	979	—	92
Experience gain (loss)	(1,681)	—	—	(1,681)
Investment return	—	138	—	138
Assumption changes	(1,874)	—	—	(1,874)
Employer contributions	—	1,903	—	1,903
Benefits paid	1,007	(1,086)	—	(79)
Adjustments	—	(1,187)	38	(1,149)

As of December 31, 2019	$(28,195)	$29,086	$(642)	$249

Summary of Sensitivity Analysis for Actuarial Assumptions
The following were the principal actuarial assumptions at the reporting date:

	2019	2018	2017
Economic assumptions -
Discount rate	2.52%	3.91%	3.15%
Compensation - salary increase	4%	4%	4%

Demographic assumptions -
Mortality	RP - 2000 no collar
Termination	13% all ages
Retirement
Males	62 years
Females	57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2019		December, 31 2018		December, 31 2017
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$709	$(751)	$538	$(569)	$506	$(537)
Salary rate (0.5% movement)	(144)	136	(103)	93	(99)	89

Summary of Expected Contribution Payments to Defined Benefit Plan
The following payments are expected contributions to the defined benefit plan in future years:

	2019	2018
Up to one year	$5,169	$4,163
One to five years	14,008	12,293
Over five years	14,049	13,076

Total expected payments	$33,226	$29,532